Stock-Based Compensation - Stock Option Activity (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning balance (shares)	2,374,357	2,941,154	2,715,170
Granted (shares)			241,316
Exercised (shares)	(43,250)	(492,498)	(15,332)
Forfeited (shares)	(157,776)	(74,299)
Ending balance (shares)	2,173,331	2,374,357	2,941,154
Exercisable (shares)	1,796,519
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (weighted average exercise price, usd per share)	$ 11.44	$ 10.79	$ 10.18
Granted (weighted average exercise price, usd per share)			17.50
Exercised (weighted average exercise price, usd per share)	8.64	8.07	8.51
Forfeited (weighted average exercise price, usd per share)	9.23	8.16
Ending balance (weighted average exercise price, usd per share)	9.84	$ 11.44	$ 10.79
Exercisable (weighted average exercise price, usd per share)	$ 10.50
Outstanding (weighted average contractual term)	5 years 11 months 8 days
Outstanding (aggregate intrinsic value)	$ 10,452
Exercisable (weighted average contractual term)	6 years
Exercisable (aggregate intrinsic value)	$ 7,611
Expiration period	10 years